35 Financial Instruments (Details 3) - Foreign exchange risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Financial assets, Baseline	R$ 133,521
Financial assets, projected probable	(1,200)
Financial assets, projected scenario 1	(34,280)
Financial assets, projected scenario 2	(67,360)
Financial liabilities, Baseline	(467,551)
Financial liabilities, projected probable	4,202
Financial liabilities, projected scenario 1	(111,636)
Financial liabilities, projected scenario 2	R$ (227,473)
Loans and Financing [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	USD appreciation
Financial liabilities, Baseline	R$ (140,337)
Financial liabilities, projected probable	1,261
Financial liabilities, projected scenario 1	(33,508)
Financial liabilities, projected scenario 2	R$ (68,277)
Suppliers - eletrobras (Itaipu) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	USD appreciation
Financial liabilities, Baseline	R$ (288,640)
Financial liabilities, projected probable	2,594
Financial liabilities, projected scenario 1	(68,918)
Financial liabilities, projected scenario 2	R$ (140,429)
Suppliers - acquisition of gas [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	USD appreciation
Financial liabilities, Baseline	R$ (38,574)
Financial liabilities, projected probable	347
Financial liabilities, projected scenario 1	(9,210)
Financial liabilities, projected scenario 2	R$ (18,767)
Collaterals and escrow accounts - Stn [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets and liabilities risk	USD depreciation
Financial assets, Baseline	R$ 133,521
Financial assets, projected probable	(1,200)
Financial assets, projected scenario 1	(34,280)
Financial assets, projected scenario 2	(67,360)
Financial liabilities, Baseline	R$ (467,551)